DEFERRED REVENUE - Disclosure of changes in deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Income [Line Items]
Beginning balance	$ 90,993
Accretion on deferred revenue	10,165	$ 7,244
Deferred revenue deposit (amendment to silver stream)	0	18,244
Ending balance	97,930	90,993
Less current portion:	15,313	13,666
Long-term portion of Gibraltar silver stream	82,617	77,327
Gibraltar Silver Stream Agreement [Member]
Disclosure Of Deferred Income [Line Items]
Beginning balance	86,682	66,970
Accretion on deferred revenue	10,165	7,244
Recognition of deferred revenue	(5,706)	(5,776)
Deferred revenue deposit (amendment to silver stream)	0	18,244
Ending balance	91,141	86,682
Less current portion:	8,524	9,355
Long-term portion of Gibraltar silver stream	$ 82,617	$ 77,327